22. Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfSuppliersLineItems [Line Items]
Suppliers	R$ 1,727,046	R$ 1,292,350
Suppliers, current	1,683,577	1,255,639	R$ 1,613,126
Suppliers, noncurrent	43,469	36,711	R$ 5,923
Energy supplies
DisclosureOfSuppliersLineItems [Line Items]
Suppliers	986,689	673,442
Materials and supplies
DisclosureOfSuppliersLineItems [Line Items]
Suppliers	521,969	399,576
Natural gas for resale
DisclosureOfSuppliersLineItems [Line Items]
Suppliers	101,026	132,985
Charges for use of grid system
DisclosureOfSuppliersLineItems [Line Items]
Suppliers	R$ 117,362	R$ 86,347